UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included herewith.
River Canyon
Total Return Bond Fund
Institutional Shares | RCTIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the River Canyon Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at rivercanyonfunds.com/documents/. You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	$67	0.65%
Management’s Discussion of Fund Performance
The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, over the fiscal year, returning 6.60% net of fees, vs. the benchmark return of 2.88%. The Fund's relative outperformance to its benchmark was driven by the Fund's focus on security selection, maintaining exposure to higher coupon, lower volatility, shorter duration credits, and active allocation across credit sectors to optimize relative value. The Fund enjoyed its most significant inflows during its ten fiscal years, and the portfolio management team opportunistically deployed this capital across various fixed-income sectors, focusing on consumer Asset-Backed Finance securities and home equity non-agency residential Mortgage-Backed Securities. Most of the Fund's sector exposures produced positive returns during the year, with the primary contributors to performance being the Fund's exposure to Corporate, Asset-Backed, and non-agency Residential Mortgage-Backed securities.
Key Sector Exposure and Attribution
Exposure to credit sectors drove the Fund’s outperformance relative to its benchmark over the reporting period, most notably fund exposure to U.S. corporate, asset backed, residential mortgage backed, and municipal securities drove this outperformance. Asset class hedges detracted from performance.
Portfolio Sector	Starting Allocation	Ending Allocation	Change in Allocation	Gross Return Contribution
Asset Backed	34%	29%	-5%	2.02%
Collateralized Loan Obligations	2%	2%	0%	0.62%
Commercial Mortgaged Backed	2%	1%	-1%	0.09%
Corporate	35%	31%	-4%	3.07%
Municipal	4%	4%	0%	0.27%
RMBS – Agency	5%	5%	0%	-0.80%
RMBS non- Agency	9%	20%	11%	1.41%
US Treasury	3%	0%	-3%	0.42%
Other	6%	8%	2%	0.67%
Fund Allocation Analysis
The Fund maintained a tactical duration focus on the shorter end of the yield curve, given more attractive yield levels, and to reduce the Fund’s exposure to movements in interest rates. The Fund’s strategic allocation throughout the year to the Asset Backed Finance and Corporate sectors played a key role in the Fund’s performance, as these two sectors were the primary drivers of the Fund’s returns. The Fund experienced significant inflows during the year, leading to a slightly higher allocation to cash, which was a slight drag on relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	10 year
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	6.60%	5.41%	5.63%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
The performance data quoted represents past performance; past performance does not guarantee future results.
Visit rivercanyonfunds.com/documents/  for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$1,664,605,412
Total number of portfolio holdings	286
Total net advisory fees paid	$5,928,253
Portfolio turnover rate as of the end of the reporting period	56.78%
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Asset-Backed Securities	44.8%
Corporate Bonds	16.1%
Mortgage-Backed Securities	12.6%
Bank Debts	10.5%
Short-Term Investments	9.5%
Foreign Issuer Bonds	4.3%
Municipal Bonds	3.8%
All other asset types less than 2%	—%
Where can I find more information?
At rivercanyonfunds.com/documents/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800‑245‑0371 (toll free) or 312‑557‑0164 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
River Canyon Total Return Bond Fund

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2025, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is Mr. Steven R. Sutermeister, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

River Canyon Total Return Bond Fund

2025: $43,680

2024: $41,600

The fees paid to Deloitte & Touche LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

River Canyon Total Return Bond Fund

2025: $0

2024: $0

(c) Tax Fees

River Canyon Total Return Bond Fund

2025: $7,665

2024: $7,300

The fees to Deloitte & Touche LLP relate to the preparation of the registrant’s tax returns, review of annual distributions and additional tax provision support services.

(d) All Other Fees

River Canyon Total Return Bond Fund

2025: $0

2024: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) River Canyon Total Return Bond Fund

2025: 0%

2024: 0%

(f) Not applicable

(g) River Canyon Total Return Bond Fund

2025: $7,665

2024: $7,300

(h) The Audit Committee considered the non-audit services rendered to each of the registrant’s investment advisers and believes the services are compatible with each principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

RIVER CANYON TOTAL RETURN
BOND FUND
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
September 30, 2025

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
TABLE OF CONTENTS
September 30, 2025

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	44.8%
A&D Mortgage Trust Series 2024-NQM5(a)(b) 7.71%, 11/25/69		$6,308,000	$6,341,371
A&D Mortgage Trust Series 2025-NQM4(a) 7.15%, 10/25/70		4,000,000	4,003,162
ACHM Trust Series 2025-HE1(a) 6.80%, 03/25/55		8,951,202	9,183,549
ADMT Series 2024-NQM6(a)(b) 7.30%, 01/25/70		4,000,000	4,080,223
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 9.89%, 05/17/32		548,996	567,401
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 8.04%, 09/15/32		789,700	802,261
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 11.40%, 09/15/32		4,606,583	4,699,385
Ally Bank Auto Credit-Linked Notes Series 2025-A(a) 10.22%, 06/15/33		4,646,828	4,691,208
Aqua Finance Issuer Trust Series 2025-A(a) 6.77%, 12/19/50		2,000,000	2,040,297
Aqua Finance Trust Series 2024-A(a) 6.53%, 04/18/50		4,000,000	4,089,020
Avant Credit Card Master Trust Series 2024-1A(a) 8.80%, 04/15/30		20,280,000	20,667,153
Avant Credit Card Master Trust Series 2024-1A(a) 13.15%, 04/15/30		17,000,000	17,683,941
Avant Credit Card Master Trust Series 2024-1A(a) 8.98%, 05/15/29		7,000,000	7,085,842
Avant Credit Card Master Trust Series 2025-1A(a) 7.67%, 04/15/31		15,619,000	15,582,797
Avant Credit Card Master Trust Series 2025-1A(a) 10.79%, 04/15/31		6,056,000	6,041,307
Avant Loans Funding Trust Series 2023-REV1 (Step to 12.31% on 10/15/25)(a)(c) 12.12%, 09/15/32		4,200,000	4,342,556
Avant Loans Funding Trust Series 2023-REV1(a)(d) 12.75%, 07/15/34		11,420,000	11,418,994
Avant Loans Funding Trust Series 2024-REV1(a) 8.00%, 10/15/33		12,445,000	12,525,875
Avant Loans Funding Trust Series 2024-REV1(a) 9.00%, 10/15/33		4,070,000	3,823,333
Avant Loans Funding Trust Series 2025-REV1(a) 12.81%, 05/15/34		4,988,000	5,181,059
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(b) 7.96%, 12/26/31		695,208	703,261
BHG Securitization Trust Series 2025-1CON(a) 8.62%, 04/17/36		2,000,000	2,083,080
BHG Securitization Trust Series 2025-2CON(a) 5.95%, 09/17/36		4,250,000	4,314,856
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
BHG Securitization Trust Series 2025-2CON(a) 7.76%, 09/17/36		$3,000,000	$3,037,540
Bridgepoint CLO VI DAC Series 6A (Floating, Euribor 3M + 6.65%, 6.65% Floor)(a)(b) 8.68%, 11/14/36		1,500,000	1,762,007
Builders Capital Loan Acquisition Trust Series 2024-NPL1(a)(e) 9.00%, 09/25/29		20,000,000	19,888,008
Capital Four CLO VII DAC Series 7A (Floating, Euribor 3M + 6.79%, 6.79% Floor)(a)(b) 8.73%, 04/25/37		1,000,000	1,176,338
Carmax Select Receivables Trust Series 2025-B(a)(f)(g) 0.00%, 09/15/32		9,899	6,967,720
Cascade Funding Mortgage Trust Series 2024-RM5(a)(b) 4.00%, 10/25/54		18,000,000	16,226,690
Cascade Funding Mortgage Trust Series 2025-HB16(a) 3.00%, 03/25/35		3,000,000	2,821,840
Cascade MH Asset Trust Series 2024-MH1(a)(b)(d) 8.22%, 11/25/56		8,936,000	7,171,140
Cascade MH Asset Trust Series 2024-MH1(a)(d)(g)(h) 0.00%, 11/25/56		133,683,836	3,272,983
CFMT LLC Series 2024-HB15(a) 4.00%, 08/25/34		4,000,000	3,853,239
CFMT LLC Series 2024-NR1 (Step to 12.32% on 12/25/27)(a)(c) 9.32%, 11/25/29		10,000,000	10,138,331
Chase Auto Owner Trust Series 2024-1A(a)(f) 0.00%, 06/25/31		8,850	1,569,756
Chase Auto Owner Trust Series 2024-2A(a)(f)(g) 0.00%, 08/25/31		6,875	1,522,494
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		12,620,277	11,973,303
Cross Mortgage Trust Series 2023-H1(a)(b) 8.29%, 03/25/68		2,618,000	2,635,636
Deutsche Bank AG (Floating, U.S. SOFR + 7.25%)(a)(b)(d) 11.62%, 01/21/35		8,000,000	8,060,000
EFMT Series 2024-RM3(a) 5.00%, 12/25/54		3,410,048	3,265,613
EFMT Series 2025-CES2(a) 7.53%, 03/25/50		6,477,000	6,556,441
EFMT Series 2025-CES2(a)(b) 8.52%, 03/25/50		3,445,000	3,485,795
EFMT Series 2025-RM1(a) 5.00%, 05/25/55		8,421,303	7,248,365
FAT Brands Fazoli's Native I LLC Series 2021-1(a) 7.00%, 07/25/51		15,340,324	14,223,504
FAT Brands GFG Royalty I LLC Series 2021-1A(a)(e) 7.00%, 07/25/51		15,072,000	13,866,240
FIGRE Trust Series 2024-HE2(a) 8.20%, 05/25/54		2,000,000	2,094,276
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
FIGRE Trust Series 2024-HE3(a) 7.55%, 07/25/54		$2,000,000	$2,076,501
FIGRE Trust Series 2024-HE5(a) 7.01%, 10/25/54		4,109,000	4,155,425
FIGRE Trust Series 2025-HE2(a)(b)(i) 8.73%, 06/25/32		5,000,000	5,293,887
FIGRE Trust Series 2025-HE3(a) 6.77%, 05/25/55		1,750,000	1,821,686
FIGRE Trust Series 2025-HE3(a)(b) 8.10%, 05/25/55		1,750,000	1,865,359
FIGRE Trust Series 2025-HE3(a)(b) 9.08%, 05/25/55		1,600,000	1,708,450
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,661,931	2,849,330
Foundation Finance Trust Series 2025-1A(a) 8.37%, 04/15/50		5,000,000	5,064,064
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(d)(f) 0.00%, 06/25/52		50,000	1,981,557
GoodLeap Home Improvement Solutions Trust Series 2024-1(a) 8.94%, 10/20/46		844,202	880,819
GreenSky Home Improvement Issuer Trust Series 2025-1A(a) 8.65%, 03/25/60		2,000,000	2,075,713
Harvest CLO Series 6A (Floating, Euribor 3M + 8.24%)(a)(b) 10.32%, 07/15/38		1,500,000	1,748,743
Harvest SBA Loan Trust Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 3.75%)(a)(b) 8.19%, 12/25/51		2,823,739	2,829,122
Hertz Vehicle Financing III LLC Series 2024-2A(a) 9.41%, 01/27/31		6,250,000	6,546,681
HOA Funding LLC Series 2021-1A(a)(d) 4.72%, 08/20/51		14,221,951	10,285,315
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		2,069,191	2,043,306
HTAP Issuer Trust Series 2024-2(a) 6.50%, 04/25/42		10,881,419	10,850,889
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(b) 9.64%, 05/20/32		1,016,886	1,041,622
Huntington Bank Auto Credit-Linked Notes Series 2025-1 (Floating, U.S. 30-Day Average SOFR + 3.50%)(a)(b) 7.89%, 03/21/33		3,839,664	3,854,841
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(b) 8.19%, 01/20/35		3,000,000	3,001,528
Lendingpoint Asset Securitization Trust Series 2022-C(a)(d)(g)(j) 13.09%, 02/15/30		6,400,000	—
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,970,743
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
LOFT Series 2024-1A (Floating, U.S. SOFR + 3.75%, 3.75% Floor)(a)(b)(d) 8.06%, 05/21/34		$1,840,000	$1,839,080
LOFT Series 2024-1A (Floating, U.S. SOFR + 10.50%, 10.50% Floor)(a)(b)(d) 14.81%, 05/21/34		2,400,000	2,402,400
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,877,412
Momnt Technologies Trust Series 2023-1A(a) 8.29%, 03/20/45		3,000,000	3,079,121
Momnt Technologies Trust Series 2023-1A(a)(g) 11.24%, 03/20/45		9,180,000	9,355,657
MPOWER Education Trust Series 2024-A(a) 8.35%, 07/22/41		4,440,000	4,518,884
MPOWER Education Trust Series 2024-A(a) 11.25%, 07/22/41		5,965,000	6,084,137
MPOWER Education Trust Series 2025-A(a) 8.47%, 07/21/42		8,000,000	8,077,853
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		3,313,467	3,241,807
Octane Receivables Trust Series 2024-RVM1(a) 8.42%, 01/22/46		2,000,000	2,154,008
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,046,513
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,094,159
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 7.03%, 10/17/31		2,250,000	2,255,491
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 9.49%, 10/17/31		3,000,000	3,041,360
Onity Loan Investment Trust Series 2024-HB2(a) 5.00%, 08/25/37		2,000,000	1,952,659
Oportun Funding Trust Series 2024-3(a) 9.60%, 08/15/29		4,000,000	4,113,188
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		1,189,422	1,174,013
Oportun Issuance Trust Series 2025-A(a) 7.25%, 02/08/33		8,500,000	8,516,827
Oportun Issuance Trust Series 2025-A(a) 10.00%, 02/08/33		6,500,000	6,528,494
Oportun Issuance Trust Series 2025-B(a) 9.40%, 05/09/33		3,000,000	3,030,227
Oportun Issuance Trust Series 2025-C(a) 5.91%, 07/08/33		13,000,000	13,053,374
Oportun Issuance Trust Series 2025-C(a) 9.20%, 07/08/33		12,500,000	12,556,380
Pagaya AI Debt Grantor Trust and Pagaya AI Debt Trust Series 2024-6(a) 11.35%, 11/15/31		2,532,035	2,609,183
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Pagaya AI Debt Grantor Trust Series 2024-10(a) 10.41%, 06/15/32		$3,648,582	$3,756,692
Pagaya AI Debt Grantor Trust Series 2025-1(a) 10.08%, 07/15/32		2,999,744	3,046,744
Pagaya AI Debt Grantor Trust Series 2025-5(a) 5.87%, 03/15/33		2,500,000	2,521,267
PenFed Auto Receivables Owner Trust Series 2024-A(a)(f) 0.00%, 09/15/32		37,500	4,209,968
PenFed Auto Receivables Owner Trust Series 2025-A(a)(f)(g) 0.00%, 10/17/33		40,000	5,919,198
Penta CLO 19 DAC Series 2025-19A (Floating, Euribor 3M + 8.57%)(a)(b) 10.70%, 07/15/38		1,300,000	1,541,944
Point Securitization Trust Series 2025-1(a) 6.25%, 06/25/55		973,953	974,100
PRET Trust Series 2025-RPL1 (Step to 4.47% on 2/25/29)(a)(c) 4.00%, 07/25/69		2,000,000	1,876,448
PRET Trust Series 2025-RPL1 (Step to 4.47% on 2/25/29)(a)(c) 4.00%, 07/25/69		8,000,000	7,393,354
PRET Trust Series 2025-RPL1 (Step to 4.47% on 2/25/29)(a)(c) 4.00%, 07/25/69		3,000,000	2,739,322
PRET Trust Series 2025-RPL2 (Step to 4.26% on 4/25/29)(a)(c) 4.00%, 08/25/64		7,000,000	6,343,609
PRET Trust Series 2025-RPL4 (Step to 4.75% on 10/25/29)(a)(c) 4.00%, 03/25/65		3,000,000	2,748,012
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,471,004	2,392,006
Providus CLO XII DAC Series 12A (Floating, Euribor 3M + 8.57%)(a)(b) 10.59%, 08/18/38		1,000,000	1,174,623
PRPM LLC Series 2024-7 (Step to 11.84% on 12/25/27)(a)(c) 8.84%, 11/25/29		5,000,000	5,002,435
PRPM LLC Series 2025-RCF2 (Step to 5.00% on 5/25/29)(a)(c) 4.00%, 10/25/64		5,000,000	4,652,339
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 6.42%, 6.42% Floor)(a)(b) 8.45%, 04/15/39		1,280,000	1,503,585
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		3,000,000	2,991,007
SAIF Securitization Trust Series 2025-CES1(a) 7.23%, 06/25/65		3,990,500	3,999,677
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 2.95%)(a)(b) 7.31%, 06/25/55		$1,500,000	$1,501,454
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 4.00%)(a)(b) 8.36%, 06/25/55		4,000,000	4,020,566
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 5.00%)(a)(b) 9.36%, 06/25/55		1,000,000	1,005,068
Saluda Grade Alternative Mortgage Trust Series 2025-NPL1 (Step to 12.05% on 1/25/28)(a)(c) 9.05%, 01/25/30		6,000,000	6,033,390
Saluda Grade Alternative Mortgage Trust Series 2025-NPL2(a)(e) 7.77%, 05/25/30		6,689,909	6,694,130
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		205,896	206,482
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		5,554,828	5,778,379
Santander Mortgage Asset Receivable Trust Series 2025-NQM2(a)(b) 7.15%, 02/25/65		3,214,800	3,156,491
SBNA Auto Receivables Trust Series 2025-SF1(a) 8.71%, 06/15/33		3,500,000	3,562,122
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,500,000	7,670,282
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,792,151
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		4,000,000	4,151,431
Service Experts Issuer LLC Series 2025-1A(a) 7.62%, 01/20/37		5,000,000	5,041,369
Skyline Aircraft Series 2006-S3(d) 6.17%, 08/17/33		3,700,423	3,557,032
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(b) 7.93%, 07/25/34		4,000,000	3,911,751
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(b) 7.83%, 10/25/34		2,750,000	2,687,381
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%, 6.52% Floor)(a)(b) 8.54%, 04/20/38		2,000,000	2,411,087
Stream Innovations Issuer Trust Series 2024-1A(a) 7.89%, 07/15/44		1,249,800	1,340,663
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,006,833
Trinitas Euro CLO IX DAC Series 9A (Floating, Euribor 3M + 8.32%)(a)(b) 10.48%, 05/15/39		1,500,000	1,786,206
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Trinitas Euro CLO VI DAC Series 6A (Floating, Euribor 3M + 6.38%, 6.38% Floor)(a)(b) 8.41%, 04/15/37		$2,000,000	$2,353,164
Twin Hospitality I LLC Series 2024-1A(a)(d) 9.00%, 10/26/54		7,396,875	7,396,875
Twin Hospitality I LLC Series 2024-1A(a) 9.00%, 10/26/54		21,697,500	21,378,666
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 10/15/25		12,178	12,170
U.S. Auto Funding Trust Series 2022-1A(a)(d)(g)(j) 11.79%, 06/15/29		5,000,000	—
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		1,121,643	1,142,794
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 2.70%)(a)(b) 7.06%, 02/25/32		3,070,991	3,081,588
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 7.50%)(a)(b)(d) 11.86%, 02/25/32		9,596,846	9,596,846
Unlock HEA Trust Series 2024-2(a) 6.00%, 10/25/39		6,485,000	5,007,330
Unlock HEA Trust Series 2025-1(a) 6.75%, 07/25/41		16,941,117	16,985,557
Upstart Securitization Trust Series 2022-3(a)(d)(f) 0.00%, 06/20/32		5,575	151,488
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 2.20%)(a)(b) 6.59%, 08/31/32		8,000,000	8,008,074
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 3.70%)(a)(b) 8.09%, 08/31/32		7,000,000	6,999,881
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 6.50%)(a)(b) 10.89%, 08/31/32		10,250,000	10,249,685
USB Auto Owner Trust Series 2025-1(a)(f) 0.00%, 12/15/32		22,500	6,770,529
Vista Point Securitization Trust Series 2024-CES1(a)(b) 10.35%, 05/25/54		2,000,000	2,060,293
Vista Point Securitization Trust Series 2024-CES2(a) 7.50%, 10/25/54		1,483,000	1,495,615
Vista Point Securitization Trust Series 2024-CES3(a)(b) 9.49%, 01/25/55		3,077,000	3,185,940
Vista Point Securitization Trust Series 2025-CES1 (Step to 7.53% on 4/25/29)(a)(c) 6.53%, 04/25/55		2,000,000	2,018,328
Vista Point Securitization Trust Series 2025-CES1(a) 7.62%, 04/25/55		3,179,000	3,185,495
Vista Point Securitization Trust Series 2025-CES1(a)(b) 8.96%, 04/25/55		2,696,000	2,785,043
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Vista Point Securitization Trust Series 2025-CES2 (Step to 7.37% on 8/25/29)(a)(c) 6.37%, 08/25/55		$2,000,000	$2,013,275
Vista Point Securitization Trust Series 2025-CES2(a) 8.15%, 08/25/55		3,125,000	3,147,990
Wilton Park CLO DAC Series 1A (Floating, Euribor 3M + 5.70%)(a)(b) 7.69%, 07/15/38		3,000,000	3,546,538
TOTAL ASSET-BACKED SECURITIES (Cost $756,434,029)			745,990,760
BANK DEBTS(b)	10.5%
Brock Holdings III LLC(g)(k) 05/02/30		3,989,924	3,910,126
Clover Holdings LLC (1M USD CME Term SOFR + 3.75%) 7.94%, 12/09/31		6,154,575	6,152,667
CMG Media Corp. (3M USD CME Term SOFR + 3.50%) 7.60%, 06/18/29		22,512,181	21,483,600
Cobham Ultra SeniorCo S.a r.l. (6M USD CME Term SOFR + 3.75%) 8.37%, 08/03/29		39,493,593	39,470,687
Confluence Technology (3M USD CME Term SOFR + 5.00%, 0.50% Floor) 9.23%, 07/30/28		3,213,515	3,189,413
CSC Holdings LLC (3M USD PRIME + 1.50%, 1.00% Floor) 8.75%, 04/15/27		19,907,860	19,242,141
CSC Holdings LLC(k) 04/15/27		5,000,000	4,832,800
Electro Rent LLC (3M USD CME Term SOFR + 7.50%, 2.00% Floor)(d) 11.92%, 12/15/28		4,631,094	4,492,161
Form Technologies LLC (3M USD CME Term SOFR + 5.75%, 0.50% Floor) 10.08%, 07/19/30		5,090,242	4,458,187
Galaxy US Opco, Inc. (3M USD CME Term SOFR + 5.75%, 0.50% Floor) 10.06%, 07/31/30		2,996,284	2,713,525
Galaxy US Opco, Inc.(k) 07/31/30		3,748,011	3,394,311
Gateway Casinos & Entertainment Ltd.(g)(k) 12/18/30		997,494	993,753
Houghton Mifflin Harcourt Co.(g)(k) 04/07/28		2,000,000	1,943,340
NEP Group, Inc.(g)(k) 08/19/26		5,815,904	5,767,457
NEP Group, Inc.(g)(k) 08/19/26		2,184,096	2,173,176
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Northeast Grocery, Inc. (3M USD CME Term SOFR + 7.50%, 1.00% Floor) 11.69%, 12/13/28		$5,619,260	$5,642,693
Optiv Parent, Inc. (3M USD CME Term SOFR + 5.25%, 1.00% Floor) 9.56%, 07/31/26		5,909,548	4,609,447
Park River Holdings, Inc. (3M USD CME Term SOFR + 3.25%, 0.75% Floor) 7.80%, 12/28/27		2,152,023	2,149,096
Park River Holdings, Inc.(k) 12/28/27		5,770,911	5,763,063
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 5.50%, 1.00% Floor) 9.50%, 06/20/28		7,798,973	7,779,475
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 4.00%) 8.24%, 09/20/28		17,125,331	12,587,118
PREIT Associates, L.P. (1M USD CME Term SOFR + 7.00%) 11.19%, 04/01/29		1,404,588	1,439,703
PREIT Associates, L.P. (1M USD CME Term SOFR + 5.50%) 9.65%, 12/31/28		1,088,697	1,061,479
PREIT Associates, L.P.(l) 12/31/28		911,303	888,521
Pretium PKG Holdings, Inc. (3M USD CME Term SOFR + 3.75%, 1.00% Floor) 8.07%, 10/02/28		8,759,909	8,687,640
TOTAL BANK DEBTS (Cost $177,792,801)			174,825,579
CORPORATE BONDS	16.1%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		17,059,000	17,062,787
Ambac Assurance Corp.(a)(g) 5.10%, 12/31/49		14,858,808	18,573,511
AMC Networks, Inc.(a) 10.25%, 01/15/29		3,446,000	3,631,222
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,851,033
Brand Industrial Services, Inc.(a) 10.38%, 08/01/30		5,325,000	5,308,029
Brookfield Property REIT, Inc.(a) 5.75%, 05/15/26		20,454,000	20,397,754
Champ Acquisition Corp.(a) 8.38%, 12/01/31		5,000,000	5,315,675
Cobra AcquisitionCo LLC(a) 12.25%, 11/01/29		3,000,000	3,060,205
CTR Partnership L.P.(a) 3.88%, 06/30/28		10,000,000	9,726,557
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Dana, Inc. 4.50%, 02/15/32		$3,292,000	$3,241,504
DISH DBS Corp. 7.75%, 07/01/26		65,000,000	64,379,340
DISH Network Corp.(a) 11.75%, 11/15/27		8,300,000	8,783,533
Ferrellgas L.P.(a) 5.38%, 04/01/26		5,000,000	4,949,620
Freedom Funding Center LLC(a)(d)(m) 12.00%, 07/25/37		2,460,000	2,460,000
HAH Group Holding Co. LLC(a) 9.75%, 10/01/31		16,766,000	15,929,016
Hewlett Packard Enterprise Co. 4.85%, 10/15/31		5,000,000	5,052,205
LABL, Inc.(a) 10.50%, 07/15/27		27,749,000	22,858,498
LABL, Inc.(a) 8.63%, 10/01/31		5,200,000	3,820,095
Martin Midstream Partners L.P.(g) 11.50%, 02/15/28		11,201,000	11,912,880
Pagaya US Holdings Co. LLC(a) 8.88%, 08/01/30		3,500,000	3,258,985
TKC Holdings, Inc.(a) 10.50%, 05/15/29		16,447,000	16,843,159
Trident TPI Holdings, Inc.(a) 12.75%, 12/31/28		5,395,000	5,752,413
VICI Properties L.P.(a) 4.25%, 12/01/26		5,000,000	4,980,892
Staples, Inc.(a) 10.75%, 09/01/29		9,000,000	8,898,925
TOTAL CORPORATE BONDS (Cost $273,349,169)			268,047,838
FOREIGN ISSUER BONDS	4.3%
Avianca Midco 2 PLC(a) 9.00%, 12/01/28		5,600,000	5,593,000
Avianca Midco 2 PLC(a) 9.63%, 02/14/30		15,000,000	14,920,500
Digicel International Finance Ltd.(a) 8.63%, 08/01/32		5,000,000	5,140,916
Latam Airlines Group S.A.(a) 7.88%, 04/15/30		2,839,000	2,953,838
Latam Airlines Group S.A.(a) 7.63%, 01/07/31		5,000,000	5,177,180
Pembroke Olive Downs Pty Ltd. 11.50%, 02/18/30		5,000,000	4,925,000
Seagate Data Storage Technology Pte Ltd.(a) 8.25%, 12/15/29		3,490,000	3,694,521
Stonegate Pub Co. Financing 2019 PLC(a) 10.75%, 07/31/29		13,958,000	18,891,138
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Stonegate Pub Co. Financing 2019 PLC 10.75%, 07/31/29		$1,665,000	$2,253,456
Rakuten Group, Inc.(a) 11.25%, 02/15/27		2,000,000	2,167,690
Rakuten Group, Inc.(a) 9.75%, 04/15/29		5,000,000	5,622,324
TOTAL FOREIGN ISSUER BONDS (Cost $69,095,487)			71,339,563
MORTGAGE-BACKED SECURITIES	12.6%
PRIVATE	6.2%
Home Equity	2.8%
Angel Oak Mortgage Trust Series 2022-3(a)(b) 4.13%, 01/10/67		5,225,711	4,942,012
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,021,920	3,373,392
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,450,880	3,426,853
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,876,643
CWHEQ Home Equity Loan Trust Series 2006-S2(d) 5.60%, 07/25/27		272,073	257,112
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.04% on 11/25/25)(c)(n) 5.45%, 06/25/21		1	562,675
CWHEQ Home Equity Loan Trust Series 2006-S5(n) 5.75%, 06/25/35		2	1,515,080
FIGRE Trust Series 2024-HE1(a)(b) 10.03%, 03/25/54		1,000,000	1,080,867
GS Mortgage-Backed Securities Trust Series 2025-HE1 (Floating, U.S. 30-Day Average SOFR + 2.45%)(a)(b) 6.81%, 10/25/55		2,000,000	2,004,812
GS Mortgage-Backed Securities Trust Series 2025-HE1 (Floating, U.S. 30-Day Average SOFR + 3.30%)(a)(b) 7.66%, 10/25/55		2,500,000	2,518,037
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(b) 4.73%, 09/25/36		2,708,000	135
Home Equity Mortgage Trust Series 2006-3 (Step to 5.61% on 10/25/25)(c) 6.09%, 09/25/36		2,612,532	152,123
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b)(d)(g) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(b) 4.77%, 11/25/36		1,354,000	1,174
Home Equity Mortgage Trust Series 2006-4(e) 6.23%, 11/25/36		1,613,431	103,359
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor)(b)(d) 4.67%, 01/25/37		$254,839	$12,742
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 4.98% on 11/25/25)(a)(c) 5.04%, 06/25/67		4,000,000	3,248,118
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.24% on 4/25/32)(a)(c) 6.25%, 08/25/67		3,000,000	2,989,153
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.24% on 4/25/32)(a)(c) 6.25%, 08/25/67		1,125,000	1,120,704
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(b) 4.71%, 12/16/35		964,803	771,842
PRPM Trust Series 2022-INV1(a)(b) 4.16%, 04/25/67		2,600,000	2,212,200
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(b)(g)(h) 1.47%, 07/25/36		11,987,946	874,738
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(b) 10.25%, 06/01/53		10,502,250	10,564,218
Total Home Equity (Cost $47,042,058)			46,608,117
Commercial Mortgage-Backed Securities	3.4%
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(b) 10.47%, 02/25/29		19,291,012	19,099,164
Velocity Commercial Capital Loan Trust Series 2025-1(a)(b) 10.15%, 02/25/55		8,489,131	8,616,490
Velocity Commercial Capital Loan Trust Series 2025-3(a)(b) 7.38%, 06/25/55		2,146,759	2,185,026
Velocity Commercial Capital Loan Trust Series 2025-4(a)(g) 6.31%, 09/25/55		13,970,314	13,912,397
Velocity Commercial Capital Loan Trust Series 2025-4(a)(g) 9.35%, 09/25/55		12,972,434	12,918,263
Total Commercial Mortgage-Backed Securities (Cost $57,003,275)			56,731,340
U.S. GOVERNMENT AGENCIES	6.4%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(g)(h) 1.68%, 07/25/43		6,659,190	747,228
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(g)(h) 1.53%, 05/25/50		14,509,141	1,598,479
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(g)(h) 1.29%, 04/25/52		27,953,660	2,651,614
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae REMICS Series 2024-9 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(h) 1.58%, 03/25/50		$46,188,598	$5,584,779
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN3 (Floating, U.S. 30-Day Average SOFR + 6.85%)(a)(b) 11.21%, 11/25/51		5,000,000	5,301,658
Freddie Mac Multifamily Structured Credit Risk Series 2024-MN9 (Floating, U.S. 30-Day Average SOFR + 6.00%)(a)(b) 10.35%, 10/25/44		3,000,000	3,192,553
Freddie Mac Multifamily Structured Credit Risk Series 2025-MN11 (Floating, U.S. 30-Day Average SOFR + 4.40%)(a)(b) 8.76%, 07/25/45		12,000,000	12,288,289
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(h) 1.55%, 10/15/44		15,087,073	1,612,120
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR)(b)(g)(h) 1.58%, 03/25/50		14,480,043	1,579,689
Freddie Mac REMICS Series 5370 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(h) 1.55%, 05/15/48		44,820,163	5,182,264
Freddie Mac REMICS Series 5386 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(h) 1.55%, 03/15/48		48,937,642	5,781,336
Freddie Mac REMICS Series 5564 (Floating, 5.80% - U.S. 30-Day Average SOFR)(b)(g)(h) 1.44%, 08/25/55		61,600,129	4,715,003
Government National Mortgage Association Series 2013-9 (Floating, 6.64% - CME Term SOFR 1M, 6.75% Cap)(b)(g)(h) 2.28%, 01/20/43		15,040,438	2,002,117
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(g)(h) 1.63%, 09/20/46		9,562,069	1,229,901
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(h) 1.58%, 09/20/49		40,177,677	5,069,792
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(h) 1.58%, 09/20/49		8,668,046	1,064,819
Government National Mortgage Association Series 2019-115 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(h) 1.63%, 09/20/49		17,025,394	2,177,345
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(b)(g)(h) 1.53%, 02/20/49		33,101,269	3,249,297
Government National Mortgage Association Series 2020-7 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(h) 1.58%, 01/20/50		15,227,950	1,901,225
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(b)(g)(h) 1.83%, 09/20/51		11,931,411	1,729,085
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(g)(h) 0.00%, 11/20/51		$142,130,803	$2,213,204
Government National Mortgage Association Series 2021-41 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(h) 1.58%, 02/20/49		21,657,678	2,605,841
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(g)(h) 1.63%, 08/20/49		28,121,899	3,296,907
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR * 4.33, 28.17% Cap)(b) 9.15%, 09/20/53		2,496,776	2,787,836
Government National Mortgage Association Series 2023-147 (Floating, 6.25% - U.S. 30-Day Average SOFR, 6.25% Cap)(b)(g)(h) 1.90%, 04/20/51		28,322,447	4,018,596
Government National Mortgage Association Series 2023-75 (Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap)(b)(g)(h) 1.73%, 04/20/48		79,987,350	10,591,437
Government National Mortgage Association Series 2024-128 (Floating, 18.29% - U.S. 30-Day Average SOFR * 2.75, 18.29% Cap)(b) 6.22%, 08/20/54		4,397,839	4,707,043
Government National Mortgage Association Series 2024-171 (Floating, 5.95% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(g)(h) 1.60%, 09/20/52		50,932,921	4,792,426
Government National Mortgage Association Series 2024-173 (Floating, 6.59% - CME Term SOFR 1M, 6.70% Cap)(b)(g)(h) 2.23%, 11/20/43		25,449,904	3,317,769
TOTAL U.S. GOVERNMENT AGENCIES (Cost $104,897,185)			106,989,652
TOTAL MORTGAGE-BACKED SECURITIES (Cost $208,942,518)			210,329,109
MUNICIPAL BONDS	3.8%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		15,854,946	15,404,428
Commonwealth of Puerto Rico(o) 0.00%, 11/01/43		33,142,857	21,915,714
PR Custodial Trust(g)(o) 0.00%, 03/15/49		521,000	69,670
PRCCDA Custodial Trust(g)(o) 0.00%, 03/15/49		1,415,000	317,098
PRHTA Custodial Trust(g)(o) 0.00%, 12/06/49		2,545,000	630,563
PRHTA Custodial Trust(g)(o) 0.00%, 12/06/49		1,855,000	361,825
PRHTA Custodial Trust(g)(o) 0.00%, 12/06/49		2,490,000	471,535
PRIFA Custodial Trust(g)(o) 0.00%, 03/15/49		36,764,000	8,725,163
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Percentage of Net Assets	Principal Amount	Value
PRIFA Custodial Trust(g)(o) 0.00%, 03/15/49		$73,420,000	$14,109,907
PRIFA Custodial Trust(g)(o) 0.00%, 03/15/49		4,128,000	970,089
PRIFA Custodial Trust(g)(o) 0.00%, 03/15/49		1,325,000	278,344
PRIFA Custodial Trust(g)(o) 0.00%, 03/15/49		1,029,000	279,622
PRIFA Custodial Trust(g)(o) 0.00%, 03/15/49		1,345,000	331,947
TOTAL MUNICIPAL BONDS (Cost $64,589,955)			63,865,905

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Twin Hospitality Group, Inc., Expires on 01/30/30, Strike Price USD 0.00(d)(g)		160,755	—
TOTAL WARRANTS (Cost $—)			—
SHORT-TERM INVESTMENTS	9.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.95%(p)		157,595,818	157,595,818
TOTAL SHORT-TERM INVESTMENTS (Cost $157,595,818)			157,595,818
TOTAL INVESTMENTS (Cost $1,707,799,777)	101.6%		1,691,994,572
NET OTHER ASSETS (LIABILITIES)	(1.6)%		(27,389,160)
NET ASSETS	100.0%		$1,664,605,412

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. As of September 30,
2025, these securities had a total market value of $1,109,927,593 or 67% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at September 30, 2025, and the related index and spread are shown parenthetically for each security, when applicable.
(c)Step coupon bond. Rate as of September 30, 2025 is disclosed.
(d)Security valued pursuant to Level 3 unobservable inputs.
(e)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(f)Equity tranche security.
(g)Non-income producing security.
(h)Interest only security.
(i)Perpetual bond. Maturity date represents next call date.
(j)Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date.
(l)Position is unfunded. Contract rate was not determined at September 30, 2025 and does not take effect until drawn.
(m)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(n)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(o)Zero coupon bond.
(p)7-day current yield as of September 30, 2025 is disclosed.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
September 30, 2025

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $1,707,799,777)	$1,691,994,572
Cash	4,013,346
Cash held at broker	90,000
Foreign currencies (Cost: $311,491)	314,800
Receivable for interest	14,248,694
Receivable for dividends	638,990
Receivable for investments sold	264,502
Receivables for capital shares sold	2,662,526
Prepaid expenses	26,469
Total Assets	1,714,253,899
Liabilities:
Securities purchased payable	45,843,849
Capital shares redeemed payable	2,656,864
Collateral due to broker	90,000
Investment advisory fees payable	631,914
Accounting and Administration fees payable	203,591
Regulatory and Compliance fees payable	94,812
Trustee fees payable	888
Other accrued expenses and payables	126,569
Total Liabilities	49,648,487
Net Assets	$1,664,605,412
Institutional Shares:
Net assets	$1,664,605,412
Shares of common stock outstanding	164,821,953
Net asset value per share	$10.10
Net Assets:
Paid in capital	$1,739,473,741
Distributable earnings (loss)	(74,868,329)
Net Assets	$1,664,605,412
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the year ended September 30, 2025

River Canyon Total Return Bond Fund
Investment Income:
Dividend income	$5,065,553
Interest income	95,302,038
Total investment income	100,367,591
Operating expenses:
Investment advisory	7,902,040
Accounting and Administration	1,006,129
Regulatory and Compliance	464,642
Trustees	84,801
Legal	78,463
Other	339,755
Total expenses before reductions	9,875,830
Expenses reduced by Adviser	(1,973,787)
Net expenses	7,902,043
Net investment income	92,465,548
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gain (loss) from:
Investments	(3,188,846)
Forward foreign currency exchange contracts	(362,994)
Foreign currency	(371,859)
Swap agreements	(768,061)
Net realized gain (loss)	(4,691,760)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,742,557)
Foreign currency translations	(9,499)
Forward foreign currency exchange contracts	(122,216)
Net change in unrealized appreciation (depreciation)	(5,874,272)
Net realized and unrealized losses from investment activities	(10,566,032)
Change in Net Assets Resulting from Operations	$81,899,516
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended September 30, 2025 and 2024

	River Canyon Total Return Bond Fund
	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income	$92,465,548	$53,177,010
Net realized gains (losses) from investment transactions	(4,691,760)	(7,529,568)
Change in unrealized appreciation (depreciation) on investments	(5,874,272)	31,583,823
Change in net assets resulting from operations	81,899,516	77,231,265
Dividends paid to shareholders:
From distributable earnings	(94,408,702)	(53,912,268)
Total dividends paid to shareholders	(94,408,702)	(53,912,268)
Capital Transactions:
Proceeds from sale of shares	1,154,900,222	475,612,516
Value of shares issued to shareholders in reinvestment of dividends	87,140,588	50,839,244
Value of shares redeemed	(477,412,248)	(170,339,237)
Change in net assets from capital transactions	764,628,562	356,112,523
Change in net assets	752,119,376	379,431,520
Net assets:
Beginning of year	912,486,036	533,054,516
End of year	$1,664,605,412	$912,486,036
Share Transactions:
Sold	114,414,081	47,158,298
Reinvested	8,662,336	5,060,222
Redeemed	(47,458,626)	(16,952,945)
Change	75,617,791	35,265,575
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the years indicated

	River Canyon Total Return Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of year	$10.23	$9.88	$10.07	$11.14	$10.92
Income (loss) from operations:
Net investment income(a)	0.77	0.80	0.80	0.49	0.40
Net realized and unrealized gains (losses) from investments	(0.13)	0.35	(0.16)	(1.09)	0.46
Total from investment operations	0.64	1.15	0.64	(0.60)	0.86
Less distributions paid:
From net investment income	(0.77)	(0.80)	(0.83)	(0.47)	(0.40)
From net realized gains on investments	—	—	—	—	(0.24)
Total distributions paid	(0.77)	(0.80)	(0.83)	(0.47)	(0.64)
Change in net asset value	(0.13)	0.35	(0.19)	(1.07)	0.22
Net asset value, end of year	$10.10	$10.23	$9.88	$10.07	$11.14
Total return	6.60%	12.13%	6.70%(b)	(5.60%)	8.10%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,664,605	$912,486	$533,055	$500,577	$868,654
Ratio of net expenses to average net assets	0.65%	0.65%	0.67%(c)	0.65%	0.66%(c)
Ratio of net investment income to average net assets	7.60%	7.90%	7.99%	4.41%	3.51%
Ratio of gross expenses to average net assets(d)	0.81%	0.84%	0.89%	0.82%	0.88%
Portfolio turnover rate	56.78%	63.11%	71.33%	122.12%(e)	55.64%

(a)	The per share amounts are computed based on average shares outstanding.
(b)	The Adviser reimbursed the Fund $67,395 during the period in connection with an error. Such reimbursement was 0.02% to the Fund's total return on the payment date.
(c)
Expenses include interest expense on reverse repurchase agreements of 0.01% and 0.02% for the year ended September 30, 2021 and September 30, 2023, respectively, which is excluded from the Fund’s contractual expense limit.

(d)	During the years shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e)	The portfolio turnover rate increased during the year in connection with increased shareholder activity in the Fund.
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment. These financial statements and notes only relate to the Fund.
The investment objective of the Fund is to seek to maximize total return. The Fund has been managed as a diversified fund pursuant to Section 5(b) of the 1940 Act since July 2018. Effective April 26, 2021, the Fund determined to continue to be managed as a diversified fund.
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 —quoted prices in active markets for identical assets
• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.
Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Forward contracts are typically classified within Level 2 of the fair value hierarchy.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty as noted in the "Swap Contracts" note in these notes to financial statements.
The Trustees have designated River Canyon Fund Management LLC (the “Adviser” or “River Canyon”), as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of September 30, 2025 in valuing the Fund's investments based upon the three fair value levels defined above:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Asset-Backed Securities	$—	$678,857,050	$67,133,710	$745,990,760
Bank Debts	—	170,333,418	4,492,161	174,825,579
Corporate Bonds	—	265,587,838	2,460,000	268,047,838
Foreign Issuer Bonds	—	71,339,563	—	71,339,563
Mortgage-Backed Securities	—	210,059,127	269,982	210,329,109
Municipal Bonds	—	63,865,905	—	63,865,905
Short-Term Investments	157,595,818	—	—	157,595,818
Warrants	—	—	— *	—
Total Investments in Securities	$157,595,818	$1,460,042,901	$74,355,853	$1,691,994,572
Total Investments	$157,595,818	$1,460,042,901	$74,355,853	$1,691,994,572

*	Amount is $0.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Below is a reconciliation that details the activity of securities classified as Level 3 during the year ended September 30, 2025:
Investments, at value	Beginning Value	Current Year Amortization	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Value	Change in Unrealized Appreciation (Depreciation) from Investments still held End of Period
Asset-Backed Securities	$7,594,716	$104,850	$49,962,634	$(3,388,967)	$ —	$(1,666,318)	$14,526,795	$ —	$67,133,710	$(2,706,286)
Bank Debts	5,433,298	28,310	4,640,187	(5,626,964)	40,031	(22,701)	—	—	4,492,161	(42,077)
Bankruptcy Claims	31,575,000	—	—	(33,137,669)	1,562,669	—	—	—	—	—
Corporate Bonds	10,075,000	(7,796)	26,400,500	(33,496,001)	(136,841)	(374,862)	—	—	2,460,000	—
Mortgage-Backed Securities	538,837	66,186	—	(57,195)	36,468	(57,522)	—	(256,792)	269,982	(609)
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$55,216,851	$191,550	$81,003,321	$(75,706,796)	$1,502,327	$(2,121,403)	$14,526,795	$(256,792)	$74,355,853	$(2,748,972)
The following is a summary of the valuation techniques and unobservable inputs used in valuing the Fund’s securities classified as Level 3 as of September 30, 2025:
Investments in Level 3 Securities	Value	Valuation Techniques	Unobservable Inputs
Asset-Backed Securities:	$18,083,827	Broker quotes	Price
	2,133,045	Independent pricing services	Price
	46,916,838	Transactions	Price
	—	Worthless	Worthless
Bank Debts:	4,492,161	Market comparable companies	EBITDA Multiple (4.3x)
Corporate Bonds:	2,460,000	Transactions	Price
Mortgage-Backed Securities:	12,742	Broker quotes	Price
	257,112	Independent pricing services	Price
	128	Transactions	Price
Warrants	—	Worthless	Worthless
Total Investments in Level 3 Securities	$74,355,853
FORWARD COMMITMENTS
The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund's ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.
The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers securities in exchange for cash to a counterparty, with a simultaneous agreement to repurchase the same or substantially same securities at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the securities delivered to the counterparty during the term of the agreement. Cash received in exchange for the securities delivered will accrue interest to be paid by the Fund to the counterparty and is recorded as a component of interest expense on the Statement of Operations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under the agreements. During the year ended September 30, 2025, there were no reverse repurchase agreements held by the Fund.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund may engage in various portfolio strategies to seek to increase their return by hedging the portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Fund, in its normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s exposure may include future claims that may be made against the Fund that have not yet occurred.
Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets & Liabilities. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Swap Contracts — The Fund may enter into swap agreements, such as total return swaps.
Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of the Fund’s portfolio, to protect the Fund’s value from changes in interest rates, to expose the Fund to a different security or market or to help the Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, the Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets & Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Fund’s Valuation Designee.
Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets & Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. If any, realized gains/losses on swap agreements would be included in Net realized gain (loss) on swap agreements in the Statement of Operations.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets & Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
INVESTMENT TRANSACTIONS AND INCOME
Investments are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.
EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
FEDERAL INCOME TAX INFORMATION
No provision is made for federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of September 30, 2025, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2025, 2024, 2023 and 2022 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Management of the Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with the financial information presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets & Liabilities as “total assets”, and significant segment expenses are listed on the accompanying Statement of Operations.
B. Fees and Transactions with Affiliates and Other Parties
River Canyon, which is registered under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Under the terms of the Trust’s Second Amended and Restated Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund pays the Adviser an advisory fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” expenses on the Statement of Operations.
Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” expenses on the Statement of Operations.
Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2025, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. Effective April 1, 2025, the Trust pays an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the year ended September 30, 2025, the aggregate Trustee compensation paid by the Trust was $415,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
For the year ended September 30, 2025, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:
Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Waivers Recouped by River Canyon
River Canyon Total Return Bond Fund	$7,902,040	$1,973,787	$—

The balances of recoverable expenses to River Canyon by the Fund at September 30, 2025 were as follows:
For the:	Expiring	River Canyon Total Return Bond Fund
Year Ended September 30, 2023	September 30, 2026	$973,234
Year Ended September 30, 2024	September 30, 2027	1,264,398
Year Ended September 30, 2025	September 30, 2028	1,973,787
Balances of Recoverable Expenses to the Adviser		$4,211,419
C. Investment Transactions
For the year ended September 30, 2025, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:
Fund	Cost of Purchases	Proceeds from Sales
River Canyon Total Return Bond Fund	$1,238,103,685	$638,788,094
D. Derivative Instruments
The following table, set forth by primary risk exposure, displays the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended September 30, 2025:
Fund	Contract Type	Statement of Operations Location	Amount of Realized Gain (Loss) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Net realized gain (loss) from forward foreign currency exchange contracts	$(362,994)
	Equity contracts	Net realized gain (loss) from swap agreements	(768,061)

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Fund	Contract Type	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(122,216)
Volume of derivative activity for the fiscal year ended September 30, 2025:
	Foreign Exchange Contracts		Equity Contracts
Fund	Number Of Trades	Average Notional Amount	Number Of Trades	Average Notional Amount
River Canyon Total Return Bond Fund	6	$10,418,825	8	$23,300
E. Federal Income Tax
As of September 30, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$1,715,695,014	$34,268,398	$ (57,968,840)	$ (23,700,442)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2025 and September 30, 2024 for the Fund was as follows:
River Canyon Total Return Bond Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2025	$94,408,702	$ —	$94,408,702	$ —	$94,408,702
2024	$53,912,268	$ —	$53,912,268	$ —	$53,912,268
As of the latest tax year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized (Depreciation)	Total Accumulated (Deficit)
River Canyon Total Return Bond Fund	$3,693,156	$ —	$3,693,156	$ —	$(54,866,176)	$(23,695,309)	$(74,868,329)

As of the latest tax year ended September 30, 2025, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
River Canyon Total Return Bond Fund	$37,915,251	$16,950,925

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

F. Concentration of Ownership
A significant portion of the Fund's shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy.
G. Other Risks
 The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to many factors, including fluctuation in interest rates, lack of liquidity in the bond market, national and international economic conditions, adverse investor sentiment, natural disasters, pandemics, climate change and climate-related events, disruptions to business operations and supply chains, staffing shortages, regulatory events and governmental or quasi-governmental actions and general market conditions. Global economies and financial markets are increasingly interconnected and events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.

Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders of the River Canyon Total Return Bond Fund and the Board of Trustees of Advisers Investment Trust
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the River Canyon Total Return Bond Fund (the “Fund”), one of the funds constituting Advisers Investment Trust (the “Trust”), as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB . Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 20, 2025
We have served as the auditor of one or more River Canyon Fund Management LLC investment companies since 2015.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)

A. Other Federal Tax Information
For the fiscal year ended September 30, 2025, the percentage of taxable ordinary income distributions that are designated as interest related dividends (QII) Qualified Interest Income under the Internal Revenue Code Section 871(k)(l)(c) for the Fund were as follows:
Fund	QII Percentage
River Canyon Total Return Bond Fund	87.71%

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
September 30, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
PROXY DISCLOSURES
September 30, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
September 30, 2025 (Unaudited)

Included on pages 26 - 27 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2025 (Unaudited)

Section 15 of the 1940 Act requires that the Second Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund be approved by a majority of the Board including a majority of Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at a meeting held on September 10, 2025.
The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.
The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services the Adviser provides to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, cybersecurity insurance coverage, succession plans for key personnel, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement with respect to the Fund or any other fund managed by the Adviser. The Board then considered key risks associated with the Fund and ways in which those risks were mitigated. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.
The Board reviewed the investment performance for the Fund. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the performance of the Fund to the performance of (i) its selected benchmark; (ii) the Fund and 13 other multisector bond funds selected by FUSE with similar pricing characteristics (the “Peer Group”); and (iii) the Fund and Peer Group and all other multisector bond funds with similar pricing features (the “Peer Universe”). The Board reviewed the methodology used to select the Peer Group and the Peer Universe. The Board reviewed the performance of the River Canyon Fund for the three-month, one-year, three-year, five-year, ten-year, and since inception periods ended June 30, 2025, compared to the Peer Group, Peer Universe, and the selected benchmark and noted the River Canyon Fund’s outperformance for all periods. After considering the information, the Board expressed satisfaction with the performance of the Fund and the Adviser.
The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability.  The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.65% of average daily net assets of the Fund. The Board reviewed the total net expenses and gross and net advisory fees paid by the River Canyon Fund in comparison to the median total net expenses and median gross and net investment advisory fees paid by the Peer Group and the Peer Universe. The Board noted that the River Canyon Fund net advisory fee was lower than the median and average advisory fees paid by the Peer Group and that the River Canyon Fund’s total net operating expenses were lower than the median and average for the Peer Group and lower than the median for the Peer Universe as set forth in the FUSE Report. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative fee and expense data, as well as performance data, provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.
The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and to the overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the Fund’s profitability to River Canyon was reasonable.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2025 (Unaudited)

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board noted that other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Fund.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

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Investment Adviser
River Canyon Fund Management LLC
2728 North Harwood Street, 2nd Floor
Dallas, Texas 75201
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
800-245-0371 (toll free) or 312-557-0164
RC 09/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 of this Form N-CSR is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	November 26, 2025

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	November 26, 2025